Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Summary of the company future minimum lease obligations
2018	3,422,189
2019	2,387,847
2020	2,176,881
2021	1,322,611
2022	1,177,099
Thereafter	1,247,566
Total	$11,734,193